Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) Unit	Dec. 31, 2025 USD ($) Unit	Dec. 31, 2024 CNY (¥) Unit	Dec. 31, 2023 CNY (¥)
Amortization Of Intangible Assets Disclosure [Line Items]
Number of reporting units the company	3	3	3
Amortization expense of intangible assets	¥ 519	$ 74	¥ 295	¥ 403